Income tax benefit (Tables)	12 Months Ended
Jun. 30, 2019
Text block [abstract]
Summary of income tax benefit

	2019	2018	2017
	A$’000	A$’000	A$’000

Numerical reconciliation of income tax benefit and tax at the statutory rate
Loss before income tax benefit	(10,568)	(6,344)	(10,869)

Tax at the statutory tax rate of 27.5%	(2,906)	(1,745)	(2,989)

Tax effect amounts which are not deductible/(taxable) in calculating taxable income:	—	—	—
Impact of foreign tax rate differential
Research and Development claim	394	605	1,282
Capitalised expenses	—	—	234
Employee option plan	68	45	131
Gain/loss on revaluation of contingent consideration	17	(402)	210
Other non-deductible expenses	—	—	5
	(2,428)	(1,496)	(1,127)

Prior year tax losses not recognised now recouped	—	—	(1)
Tax losses and timing differences not recognised	2,130	1,191	930

Income tax benefit	(298)	(305)	(199)

	2019	2018	2017
	A$’000	A$’000	A$’000
Tax losses not recognised
Unused tax losses for which no deferred tax asset has been recognised-Australia	57,050	50,331	49,131
Potential tax benefit @ 27.5% - Australia	15,689	13,841	13,513
Unused tax losses for which no deferred tax asset has been recognised-US	2,366	2,525	2,173
Potential tax benefit at statutory tax rates@21%-US	497	530	456